Container Purchases	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Container Purchases

(5) Container Purchases

In 2016, the Company concluded two separate purchases totaling approximately 41,100 containers from a third-party owner for total purchase consideration of approximately $71,000. The total purchase price, which was based on the fair value of the assets acquired, was recorded in our net investment in direct financing and sales-type leases. One of the purchases totaling approximately 38,600 containers for total purchase consideration of $55,000 was for containers leased to one of the Company’s customers which subsequently filed for bankruptcy in August 2016, see Note 3 “Insurance Receivable and Impairment”.

In 2014, the Company concluded five separate purchases totaling approximately 33,400 containers that it had been managing for institutional investors, including related net investment in direct financing and sales-type leases, for total purchase consideration of $48,244 (consisting of cash of $48,088 and elimination of the Company’s intangible asset for the management rights relinquished of $156). The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$45,927
Net investment in direct financing and sales-type leases	2,317
$48,244